Regulatory Assets and Liabilities (Narrative) (Detail) $ in Millions	9 Months Ended
Sep. 30, 2019 USD ($)
Public Utilities General Disclosures [Line Items]
Regulatory assets not expect to earn return	$ 2,400
Period for which expenditures are expected to be recovered	2 years
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Regulatory assets not expect to earn return	$ 1,300
Dominion Energy Gas Holdings, LLC
Public Utilities General Disclosures [Line Items]
Regulatory assets not expect to earn return	$ 50